Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY BOYLSTON STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2015
Strategic | Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® Multi-Manager Income Fund/Strategic Advisers Multi-Manager Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell non-affiliated funds or other types of securities directly (including non-affiliated exchange traded funds). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of domestic equity, international equity (developed and emerging markets), bond and short-term affiliated funds (i.e., underlying Strategic Advisers and Fidelity® funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying Strategic Advisers and Fidelity® funds according to a stable "neutral" asset allocation strategy shown in the "glide path" below.
  Allocating assets among underlying funds according to a stable "neutral" asset allocation of approximately:

Domestic Equity Funds	17%*

International Equity Funds	7%*

Bond Funds	46%*

Short-Term Funds	30%*

* Strategic Advisers may change these percentages over time. As a result of the active allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  Providing exposure to multiple investment managers through investment in underlying affiliated and non-affiliated funds.
  Strategic Advisers may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect Strategic Advisers' market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by Strategic Advisers to overweight or underweight an asset class.
  Strategic Advisers may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.
  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of an underlying fund's sub-advisers might adversely affect an underlying fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.18%	June 30, 2014
Lowest Quarter Return	-1.37%	June 30, 2013
Year-to-Date Return	1.55%	March 31, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Strategic | Strategic Advisers Multi-Manager Income Fund | Class: Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%	[1]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
2013	rr_AnnualReturn2013	4.40%
2014	rr_AnnualReturn2014	3.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.37%)
Strategic | Strategic Advisers Multi-Manager Income Fund | Return Before Taxes | Class: Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Multi-Manager Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	3.74%
Life of class	rr_AverageAnnualReturnSinceInception	3.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Strategic | Strategic Advisers Multi-Manager Income Fund | Return After Taxes on Distributions | Class: Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Multi-Manager Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	2.80%
Life of class	rr_AverageAnnualReturnSinceInception	2.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Strategic | Strategic Advisers Multi-Manager Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Multi-Manager Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	2.73%
Life of class	rr_AverageAnnualReturnSinceInception	2.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Strategic | Strategic Advisers Multi-Manager Income Fund | Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays® U.S. Aggregate Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	5.97%
Life of class	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Strategic | Strategic Advisers Multi-Manager Income Fund | Strategic Advisers Multi-Manager Income Composite Index℠ (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Strategic Advisers Multi-Manager Income Composite Index℠
Past 1 year	rr_AverageAnnualReturnYear01	4.56%
Life of class	rr_AverageAnnualReturnSinceInception	4.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	From December 20, 2012.